Label	Element	Value
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	MML U.S. Government Money Market Fund
Objective [Heading]	oef_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks current income consistent with preservation of capital and liquidity.
Expense Heading [Optional Text]	oef_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	oef_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Principal Investment Strategies
The Fund normally invests at least 99.5% of its total assets in cash, U.S. Government securities, and/or repurchase agreements fully collateralized by cash or U.S. Government securities.
In managing the Fund, the Fund’s subadviser, Barings LLC (“Barings”), intends to comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), which sets forth the requirements for money market funds regarding credit quality, diversification, liquidity, and maturity. The Fund seeks to maintain, but does not guarantee, a stable $1.00 share price.
Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. Government securities and repurchase agreements that are fully collateralized by U.S. Government securities. U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government securities, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their securities are neither issued nor guaranteed by the U.S. Treasury.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index). The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result. Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index).
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Performance Initial Class Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Highest Quarter:	4Q ’23,	1.26%	Lowest Quarter:	1Q ’15 thru 1Q ’16; 3Q ’16 thru 4Q ’16; 2Q ’20 thru 1Q ’22, 0.00%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	none
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose money by investing in the Fund.
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Money Market Instruments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Money Market Instruments Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, regulatory, public health, and other conditions affecting a particular type of security or issuer or fixed income securities generally.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Repurchase Agreement Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Repurchase Agreement Risk  These transactions must be fully collateralized, but involve credit risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions, and to the counterparty’s ability or willingness to perform in accordance with the terms of the transaction. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Inflation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy (or expectations that such policies will change), and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk Certain securities may be difficult (or impossible) to sell or certain positions may be difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time. The Fund may not receive the proceeds from the sale of certain investments for an extended period.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Management and Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management and Operational Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective, and the Fund is subject to the risk that the manager’s assessment of an investment is wrong. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses. The Fund also runs the risk that deficiencies in the investment adviser’s, subadviser’s, or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Prepayment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Prepayment Risk Prepayment risk is the risk that principal of a debt obligation will be repaid at a faster rate than anticipated. In such a case, a Fund may lose the benefit of a favorable interest rate for the remainder of the term of the security in question, and may only be able to reinvest the amount of the prepayment at a less favorable rate.

MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.
MML U.S. Government Money Market Fund | MML U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.51%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 52
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	285
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 640
MML U.S. Government Money Market Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%	[1]
MML U.S. Government Money Market Fund | FTSE 3 Month US T Bill Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.54%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.79%
MML U.S. Government Money Market Fund | Initial Class
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	0.11%
Annual Return [Percent]	oef_AnnlRtrPct	0.36%
Annual Return [Percent]	oef_AnnlRtrPct	1.32%
Annual Return [Percent]	oef_AnnlRtrPct	1.71%
Annual Return [Percent]	oef_AnnlRtrPct	0.23%
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	1.22%
Annual Return [Percent]	oef_AnnlRtrPct	4.63%
Annual Return [Percent]	oef_AnnlRtrPct	4.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.15%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.42%

[1]	Effective July 24, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the FTSE 3 Month US T Bill Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the FTSE 3 Month US T Bill Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.